Going concern (Details Narrative) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Working capital deficit	$ 3,400,000
Cash	$ 237,605	$ 189,005